UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Munder @Vantage Fund®

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 78.4%
Consumer Discretionary — 14.9%
Internet & Catalog Retail — 14.6%
42,000	drugstore.com, inc. †	$108,360
15,500	Expedia, Inc. †	359,290
5,500	FTD Group, Inc.	90,915
6,000	Gmarket Inc., ADR †	104,220
5,100	GSI Commerce, Inc. †	115,209
7,000	IAC/ InterActiveCorp †	263,970
16,700	Netflix, Inc. †	387,273
26,000	PetMed Express, Inc. †	308,100
10,750	priceline.com Incorporated †	572,545
20,873	Stamps.com Inc. †	299,945
2,900	Submarino SA	97,685
10,400	US Auto Parts Network, Inc. †	55,848

		2,763,360

Media — 0.3%
10,500	Digital Music Group, Inc. †	52,920

Total Consumer Discretionary		2,816,280

Financials — 6.5%
Capital Markets — 3.6%
16,000	E*TRADE Financial Corporation †	339,520
22,900	TD AMERITRADE Holding Corporation †	340,752

		680,272

Real Estate Management & Development — 2.9%
99,200	Move, Inc. †	549,568

Total Financials		1,229,840

Industrials — 2.3%
Commercial Services & Supplies — 2.3%
21,302	Intermap Technologies Corp. †	110,523
6,900	Monster Worldwide, Inc. †	326,853

		437,376

Information Technology — 54.7%
Computers & Peripherals — 3.8%
6,500	Apple Inc. †	603,915
8,500	EMC Corporation †	117,725

		721,640

Information Technology Services — 0.7%
3,500	CheckFree Corporation †	129,815

Internet Software & Services — 41.7%
45,745	24/7 Real Media, Inc. †	367,332
1,850	Akamai Technologies, Inc. †	92,352
13,300	Aptimus, Inc. †	45,220
17,700	aQuantive, Inc. †	494,007
6,790	Bankrate, Inc. †	239,280
83,000	CMGI, Inc. †	175,960
52,200	CNET Networks, Inc. †	454,662
12,050	Digital River, Inc. †	665,762
15,900	eBay Inc. †	527,085
2,300	Google Inc., Class A †	1,053,768
5,500	j2 Global Communications, Inc. †	152,460
6,000	LoopNet, Inc. †	102,540
7,500	Marchex, Inc., Class B	114,900
9,300	NetEase.com, Inc., ADR †	164,982
500	NHN Corporation †	73,342
8,000	Rediff.com India Limited, ADR †	133,360
18,000	ROO Group, Inc. †	52,020
12,300	SINA Corporation †	413,403
15,650	Sohu.com Inc. †	335,380
8,000	Spark Networks PLC, ADR †	50,880
30,200	Tencent Holdings Ltd.	98,560
30,000	TheStreet.com, Inc.	367,500
7,225	TOM Online Inc., ADR †	102,595
3,300	Travelzoo, Inc. †	121,341
14,200	Universo Online SA †	74,987
10,632	ValueClick, Inc. †	277,814
3,000	VistaPrint Limited †	114,900
6,000	Website Pros, Inc. †	54,060
29,000	Yahoo! Inc. †	907,410
100,000	YP Corp. †	79,000

		7,906,862

Semiconductors & Semiconductor Equipment — 1.8%
8,800	GSI Technology, Inc. †	46,200
7,000	Intel Corporation	133,910
8,000	Micron Technology, Inc. †	96,640
9,000	PMC-Sierra, Inc. †	63,090

		339,840

Software — 6.7%
3,968	Adobe Systems Incorporated †	165,466
5,000	McAfee, Inc. †	145,400
14,000	Microsoft Corporation	390,180
10,000	Oracle Corporation †	181,300
7,500	Red Hat, Inc. †	171,975

5,600	Shanda Interactive Entertainment Limited, ADR †	150,360
19,500	VA Software Corporation †	78,585

		1,283,266

Total Information Technology		10,381,423

TOTAL COMMON STOCKS
(Cost $13,614,811)		14,864,919

LIMITED PARTNERSHIPS — 19.9%
Information Technology — 19.9%
Multi-Industry — 17.0%
1,925,000	CenterPoint Ventures III (Q) L.P. †,(d),(e),(f),(g)	808,354
1,800,000	New Enterprise Associates 10, L.P. †,(d),(e),(f),(g)	1,210,647
640,000	Telesoft II QP, L.P. †,(d),(e),(f),(g)	428,161
1,131,746	Trident Capital Fund V, L.P. †,(d),(e),(f),(g)	772,436

		3,219,598

Semiconductors & Semiconductor Equipment — 2.9%
2,500,000	Tech Farm Ventures (Q) L.P. †,(d),(e),(f)	552,378

TOTAL LIMITED PARTNERSHIPS
(Cost $7,225,208)		3,771,976

PREFERRED STOCK — 1.8%
(Cost $999,999)
Information Technology — 1.8%
Computers & Peripherals — 1.8%
444,444	Alacritech Information, Series C †,(d),(e),(f)	347,155

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $106,442)
106,442	Institutional Money Market Fund - Comerica Class Y Shares (h)	106,442

TOTAL INVESTMENTS
(Cost $21,946,460)(i)	100.6%	$19,090,492

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund primarily invests in equity securities of U.S. and non-U.S. companies considered by Munder Capital Management, (the “Advisor”), to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. As of March 31, 2007, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Fair valued security as of March 31, 2007 (see note (c) above). At March 31, 2007, these securities represent $4,119,131, 21.7% of net assets.

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 40% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,119,131, 21.7% of net assets.

Security	Acquisition Date	Cost

Alacritech Information, Series C	12/13/2001	$999,999
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
	11/29/2004	75,000
	04/18/2005	75,000
	07/15/2005	112,500
	11/21/2005	100,000
	03/15/2006	75,000
	06/30/2006	87,500
	11/27/2006	87,500
	02/23/2007	87,500
New Enterprise Associates 10, L.P.	10/26/2000	139,832
	01/04/2001	69,916
	07/27/2001	34,958
	09/26/2001	69,916
	01/16/2002	74,103
	04/23/2002	74,103
	07/12/2002	74,103
	11/12/2002	74,103
	02/04/2003	74,958
	07/16/2003	76,011
	09/19/2003	78,504
	12/10/2003	78,757
	04/19/2004	79,043
	08/16/2004	80,033
	12/28/2004	85,545
	07/11/2005	47,243
	01/13/2006	48,883
	03/10/2006	48,883
	04/03/2006	48,883
	11/02/2006	49,128

Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P.	03/16/2001	211,557
	12/11/2002	63,288
	12/09/2003	31,644
	06/04/2004	63,288
	12/10/2004	63,288
	06/07/2006	53,725
Trident Capital Fund V, L.P.	10/18/2000	157,784
	06/26/2002	55,687
	11/08/2002	55,687
	01/15/2003	111,374
	10/01/2003	56,341
	12/05/2003	56,341
	02/06/2004	56,341
	06/10/2004	58,999
	11/23/2004	59,805
	01/28/2005	59,805
	08/02/2005	35,883
	10/17/2005	51,404
	07/05/2006	55,735
	03/26/2007	70,587

(g)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2007, the Fund had total commitments to contribute $1,214,987 to various issuers when and if required.

(h)	The Advisor is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(i)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,229,805, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,085,773 and net depreciation for financial reporting purposes was $2,855,968. At March 31, 2007, aggregate cost for financial reporting purposes was $21,946,460.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

ABBREVIATION:

ADR — American Depositary Receipt

At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	68.6%	$13,005,522
China	6.7	1,265,280
South Korea	0.9	177,562
Brazil	0.9	172,672
India	0.7	133,360
Canada	0.6	110,523

TOTAL COMMON STOCKS	78.4	14,864,919
LIMITED PARTNERSHIPS	19.9	3,771,976
PREFERRED STOCK	1.8	347,155
INVESTMENT COMPANY SECURITY	0.5	106,442

TOTAL INVESTMENTS	100.6%	$19,090,492

Item 2. Controls and Procedures.
(a)     Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 24, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 24, 2007

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT DESCRIPTION
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto